Summary of Significant Accounting Policies - Additional Information (Detail) shares in Thousands, $ in Thousands		12 Months Ended
	May 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Customer shares	Dec. 31, 2018 USD ($) Customer shares	Dec. 31, 2017 USD ($) Customer shares	Jan. 01, 2019 USD ($)
Significant Accounting Policies [Line Items]
Subsidiary ownership percentage		100.00%
Number of customers accounted for 10% or more sales | Customer		2	2	2
Depreciation and amortization of property & equipment		$ 12,447	$ 11,832	$ 10,599
Warranty period for manufacturing defects of products		1 year
Evaluation of tax benefits realized upon settlement		50.00%
Operating lease right of use assets		$ 8,603
Gain loss on disposal of subsidary		12,409
Operating lease liabilities accrued current		3,046
Operating lease liabilitites long term		5,621
Dialogue Semiconductor PLC [Member] | FCI
Significant Accounting Policies [Line Items]
Disposal group discontinued operation consideration receivable	$ 54,000
Gain loss on disposal of subsidary	12,409
Disposal group discontinued operations net asset value	$ 39,367
Restricted assets net		5,400
Escrow Deposit		$ 5,400
Minimum
Significant Accounting Policies [Line Items]
Short term investment maturity period		3 months
Maximum
Significant Accounting Policies [Line Items]
Short term investment maturity period		1 year
Held-to-maturity investment maturity period		1 year
Net sales | Customers accounted for 10% or more | Top Ten Customers [Member]
Significant Accounting Policies [Line Items]
Major customers percentage of net sales		74.00%	69.00%	72.00%
Net sales | Customers accounted for 10% or more | Two Customers [Member]
Significant Accounting Policies [Line Items]
Major customers percentage of net sales		31.00%	34.00%	39.00%
Accounting Standards Update 2016-02
Significant Accounting Policies [Line Items]
Operating lease right of use assets		$ 8,603			$ 7,202
Operating lease weighted average remaining lease term		3 years 6 months
Operating lease weighted average discount rate		3.78%
Accounting Standards Update 2016-02 | Prepaid Use Rights [Member]
Significant Accounting Policies [Line Items]
Operating lease right of use assets					238
Accounting Standards Update 2016-02 | Other Current Liabilities
Significant Accounting Policies [Line Items]
Operating lease liabilities accrued current		$ 3,046			1,428
Accounting Standards Update 2016-02 | Other Noncurrent Liabilities
Significant Accounting Policies [Line Items]
Operating lease liabilitites long term		$ 5,621			$ 5,536
Employee Stock Option And Restricted Stock Units [Member]
Significant Accounting Policies [Line Items]
The effect of dilutive securities of employee stock options and restricted stock units | shares		475	389	868
Employee Stock Option And Restricted Stock Units [Member] | American Depositary Shares
Significant Accounting Policies [Line Items]
The effect of dilutive securities of employee stock options and restricted stock units | shares		119	97	218
Development technology | Minimum
Significant Accounting Policies [Line Items]
Intangible asset amortized over estimated useful lives		3 years 6 months
Development technology | Maximum
Significant Accounting Policies [Line Items]
Intangible asset amortized over estimated useful lives		5 years 6 months
Software | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		1 year
Software | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		5 years
Buildings | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		25 years
Buildings | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		50 years
Machinery and Equipment | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		3 years
Machinery and Equipment | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		6 years
Furniture and Fixtures | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		3 years
Furniture and Fixtures | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		8 years
Leasehold And Building Improvement | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		2 years
Leasehold And Building Improvement | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life		6 years